Provision for Income Taxes (Details Narrative) - Ci2i Services, INC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Net operating loss carry forward	$ 492,275	$ 437,701
Operating loss expiration	expiring through 2037	expiring through 2036
Net operating loss valuation of allowance	$ 18,556	$ 2,302